SCHEDULE OF ESTIMATED FAIR VALUE OF OPTIONS GRANTED (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2024
Short-Term Debt [Line Items]
Risk-free interest rate	4.36% [1]
US Government Loans [Member]
Short-Term Debt [Line Items]
Risk-free interest rate	0.00%

[1]	The risk-free interest rate represented the risk-free rate of $ zero – coupon US Government Loans.